Portfolio of Investments — as of July 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.7%
	Accelerated Assets, Series 2018-1, Class B
$657,101	4.510%, 12/02/33 (A)	$679,889
	Adams Outdoor Advertising, Series 2018-1, Class C
5,200,000	7.356%, 11/15/48 (A)	5,414,105
	Affirm Asset Securitization Trust, Series 2021-A, Class D
750,000	3.490%, 08/15/25 (A)	761,518
	AGL CLO, Series 2019-1A, Class D
850,000	3.984%, VAR ICE LIBOR USD 3 Month+3.850%, 10/20/32 (A)	845,111
	AGL CLO, Series 2020-3A, Class D
2,100,000	3.426%, VAR ICE LIBOR USD 3 Month+3.300%, 01/15/33 (A)	2,100,370
	AGL CLO, Series 2021-7A, Class ER
2,345,000	6.476%, VAR ICE LIBOR USD 3 Month+6.350%, 07/15/34 (A)	2,339,137
	AIG CLO, Series 2019-1A, Class E
270,000	6.746%, VAR ICE LIBOR USD 3 Month+6.620%, 04/15/32 (A)	267,473
	AIG CLO, Series 2021-2A, Class E
2,500,000	3.130%, 07/20/34 (A)	2,493,750
	AIG CLO, Series 2021-1A, Class ER
1,000,000	6.734%, VAR ICE LIBOR USD 3 Month+6.600%, 04/20/32 (A)	997,462
	AIMCO CLO Series, Series 2021-AA, Class DR
665,000	3.284%, VAR ICE LIBOR USD 3 Month+3.150%, 04/20/34 (A)	668,080
	Allegro CLO VI, Series 2018-2A, Class D
250,000	2.884%, VAR ICE LIBOR USD 3 Month+2.750%, 01/17/31 (A)	246,163
	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	5,069,192
	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (A)	4,364,575
	Anchorage Capital CLO, Series 2017-1A, Class CR
250,000	3.329%, VAR ICE LIBOR USD 3 Month+3.200%, 10/13/30 (A)	251,371
	Atrium XV, Series 15A, Class D
845,000	3.138%, VAR ICE LIBOR USD 3 Month+3.000%, 01/23/31 (A)	843,727
	Avis Budget Rental Car Funding AESOP, Series 2021-1A, Class D
5,000,000	3.710%, 08/20/27 (A)	5,025,683
	B&M CLO, Series 2018-1A, Class CR
276,229	2.726%, VAR ICE LIBOR USD 3 Month+2.600%, 04/16/26 (A)	276,114
	Ballyrock CLO, Series 2018-1A, Class C
250,000	3.284%, VAR ICE LIBOR USD 3 Month+3.150%, 04/20/31 (A)	249,904
	Barings CLO, Series 2018-2A, Class C
620,000	2.826%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/30 (A)	624,318
	Battalion CLO XIV, Series 2019-14A, Class E
755,000	6.814%, VAR ICE LIBOR USD 3 Month+6.680%, 04/20/32 (A)	753,565

1

Portfolio of Investments — as of July 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.7% (continued)
	Bayview Opportunity Master Fund IVA Trust, Series 2017-SPL5, Class B3
$1,400,000	4.150%, 06/28/57 (A) (B)	$1,448,584
	Business Jet Securities, Series 2019-1, Class A
2,031,725	4.212%, 07/15/34 (A)	2,096,264
	Business Jet Securities, Series 2021-1A, Class C
498,034	5.067%, 04/15/36 (A)	502,856
	CAL Funding IV, Series 2020-1A, Class B
957,042	3.500%, 09/25/45 (A)	978,849
	CarVal CLO III, Series 2019-2A, Class D
1,550,000	3.834%, VAR ICE LIBOR USD 3 Month+3.700%, 07/20/32 (A)	1,541,177
	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A
371,505	3.474%, 01/15/46 (A)	384,579
	Castlelake Aircraft Structured Trust, Series 2021-1R, Class B
740,000	3.924%, 08/15/41 (A)	741,547
	CIFC Funding, Series 2018-1A, Class D
365,000	2.784%, VAR ICE LIBOR USD 3 Month+2.650%, 04/18/31 (A)	359,709
	Citigroup Commercial Mortgage Trust, Series GC21, Class D
2,095,000	4.945%, 05/10/47 (A) (B)	1,949,437
	CLI Funding VI, Series 2020-3A, Class B
949,375	3.300%, 10/18/45 (A)	967,705
	CLI Funding VIII, Series 2021-1A, Class B
1,538,469	2.380%, 02/18/46 (A)	1,538,955
	Corevest American Finance Trust, Series 2020-2, Class D
1,211,000	4.698%, 05/15/52 (A) (B)	1,353,030
	CoreVest American Finance Trust, Series 2017-1, Class D
1,715,000	4.358%, 10/15/49 (A)	1,744,210
	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.489%, 03/15/52 (A)	644,710
	Diamond Resorts Owner Trust, Series 2017-1A, Class C
1,101,956	6.070%, 10/22/29 (A)	1,122,598
	Diamond Resorts Owner Trust, Series 2018-1, Class C
782,249	4.530%, 01/21/31 (A)	806,129
	Dryden Senior Loan Fund, Series 2018-45A, Class ER
575,000	5.976%, VAR ICE LIBOR USD 3 Month+5.850%, 10/15/30 (A)	564,925
	Elmwood CLO VIII, Series 2021-1A, Class D
715,000	3.134%, VAR ICE LIBOR USD 3 Month+3.000%, 01/20/34 (A)	713,922
	Extended Stay America Trust, Series ESH, Class F
500,000	3.794%, VAR ICE LIBOR USD 1 Month+3.700%, 07/15/38 (A)	505,168
	Falcon Aerospace, Series 2017-1, Class A
724,398	4.581%, 02/15/42 (A)	721,726

2

Portfolio of Investments — as of July 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.7% (continued)
	FAN Engine Securitization, Series 2013-1A, Class 1A
$2,631,393	4.625%, 10/15/43 (A) (C) (D)	$1,447,266
	First Investors Auto Owner Trust, Series 2019-2A, Class E
2,620,000	3.880%, 01/15/26 (A)	2,698,887
	First Investors Auto Owner Trust, Series 2021-1A, Class E
660,000	3.350%, 04/15/27 (A)	667,454
	FirstKey Homes Trust, Series 2020-SFR2, Class F1
2,450,000	3.017%, 10/19/37 (A)	2,513,360
	FirstKey Homes Trust, Series 2020-SFR1, Class F2
2,305,000	4.284%, 08/17/37 (A)	2,388,465
	Galaxy XXIX CLO, Series 2018-29A, Class D
265,000	2.556%, VAR ICE LIBOR USD 3 Month+2.400%, 11/15/26 (A)	264,774
	Galaxy XXVI CLO, Series 2018-26A, Class E
400,000	6.000%, VAR ICE LIBOR USD 3 Month+5.850%, 11/22/31 (A)	398,984
	Gallatin CLO VIII, Series 2017-1A, Class D
250,000	3.376%, VAR ICE LIBOR USD 3 Month+3.250%, 07/15/27 (A)	250,648
	GCA Holdings, Series 2014-1, Class C
2,193,348	6.000%, 01/05/30 (A) (C) (D)	2,193,348
	GCA Holdings, Series 2014-1, Class D
997,685	7.500%, 01/05/30 (A) (C) (D)	997,685
	GCA Holdings, Series 2014-1, Class E
3,160,000	0.656%, 01/05/30 (A) (C) (D)	469,102
	Gilbert Park CLO, Series 2017-1A, Class D
315,000	3.076%, VAR ICE LIBOR USD 3 Month+2.950%, 10/15/30 (A)	315,023
	Goldentree Loan Management US CLO, Series 2017-2A, Class D
250,000	2.784%, VAR ICE LIBOR USD 3 Month+2.650%, 11/28/30 (A)	250,033
	Greenwood Park CLO, Series 2018-1A, Class D
285,000	2.626%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/31 (A)	281,147
	Harbor Park CLO, Series 2018-1A, Class D
400,000	3.034%, VAR ICE LIBOR USD 3 Month+2.900%, 01/20/31 (A)	399,397
	Hayfin US XII, Series 2019-2A, Class E
280,000	7.034%, VAR ICE LIBOR USD 3 Month+6.900%, 07/20/32 (A)	277,390
	Hilton Grand Vacations Trust, Series 2018-AA, Class C
231,137	4.000%, 02/25/32 (A)	241,228
	Home Partners of America Trust, Series 2021-1, Class F
690,000	3.325%, 09/19/41 (A)	690,515
	JPMorgan Chase Bank, Series 2021-1, Class F
1,000,000	4.280%, 09/25/28 (A)	1,001,062
	JPMorgan Chase Bank, Series 2021-2, Class F
1,200,000	4.393%, 12/26/28 (A)	1,203,424

3

Portfolio of Investments — as of July 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.7% (continued)
	Kestrel Aircraft Funding, Series 2018-1A, Class A
$2,316,825	4.250%, 12/15/38 (A)	$2,311,114
	KKR CLO, Series 2018-23, Class F
840,000	7.984%, VAR ICE LIBOR USD 3 Month+7.850%, 10/20/31 (A)	781,188
	KKR CLO, Series 2019-24, Class E
860,000	6.514%, VAR ICE LIBOR USD 3 Month+6.380%, 04/20/32 (A)	852,481
	Lehman XS Trust, Series 2006-2N, Class 1A1
616,034	0.609%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/46	566,584
	Madison Park Funding XII, Series 2014-12A, Class E
830,000	5.234%, VAR ICE LIBOR USD 3 Month+5.100%, 07/20/26 (A)	826,905
	Madison Park Funding XXI, Series 2019-21A, Class DR
1,000,000	7.686%, VAR ICE LIBOR USD 3 Month+7.560%, 10/15/32 (A)	1,002,289
	Magnetite XXIX, Series 2021-29A, Class E
850,000	5.876%, VAR ICE LIBOR USD 3 Month+5.750%, 01/15/34 (A)	847,844
	MAPS, Series 2018-1A, Class B
1,182,774	5.193%, 05/15/43 (A)	1,102,019
	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C
4,000,000	4.210%, 03/20/26 (A)	4,002,715
	Morgan Stanley Bank of America Merrill Lynch Trust, Series C11, Class B
2,755,000	4.354%, 08/15/46 (B)	2,040,919
	Oaktree CLO, Series 2019-4A, Class E
265,000	7.364%, VAR ICE LIBOR USD 3 Month+7.230%, 10/20/32 (A)	265,258
	OCP CLO, Series 2018-15A, Class D
645,000	5.984%, VAR ICE LIBOR USD 3 Month+5.850%, 07/20/31 (A)	640,887
	OCP CLO, Series 2021-17A, Class ER
1,000,000	6.634%, VAR ICE LIBOR USD 3 Month+6.500%, 07/20/32 (A)	997,463
	Octagon Investment Partners, Series 2018-3A, Class E
280,000	5.884%, VAR ICE LIBOR USD 3 Month+5.750%, 10/20/30 (A)	275,250
	OHA Credit Funding, Series 2019-4A, Class E
270,000	6.284%, VAR ICE LIBOR USD 3 Month+6.100%, 10/22/32 (A)	269,991
	OHA Credit Funding, Series 2021-8A, Class D
1,880,000	3.038%, VAR ICE LIBOR USD 3 Month+2.850%, 01/18/34 (A)	1,877,035
	OHA Credit Funding, Series 2021-2A, Class ER
445,000	6.494%, VAR ICE LIBOR USD 3 Month+6.360%, 04/21/34 (A)	434,510
	OHA Credit Funding, Series 2021-3A, Class ER
2,415,000	0.000%, VAR ICE LIBOR USD 3 Month+6.250%, 07/02/35 (A)(F)	2,408,777
	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 11/20/28 (A)	1,001,200
	OneMain Financial Issuance Trust, Series 2018-1A, Class D
1,745,000	4.080%, 03/14/29 (A)	1,787,036

4

Portfolio of Investments — as of July 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.7% (continued)
	OneMain Financial Issuance Trust, Series 2020-1A, Class C
$2,565,000	5.810%, 05/14/32 (A)	$2,776,559
	Orange Lake Timeshare Trust, Series 2019-A, Class D
1,494,483	4.930%, 04/09/38 (A)	1,545,800
	Palmer Square CLO, Series 2019-1A, Class C
1,000,000	3.904%, VAR ICE LIBOR USD 3 Month+3.750%, 11/14/32 (A)	1,002,071
	Palmer Square CLO, Series 2021-1A, Class CR4
1,740,000	2.975%, VAR ICE LIBOR USD 3 Month+2.850%, 05/21/34 (A)	1,737,380
	Pikes Peak CLO, Series 2018-1A, Class D
510,000	3.275%, VAR ICE LIBOR USD 3 Month+3.150%, 07/24/31 (A)	514,199
	Pikes Peak CLO, Series 2019-3A, Class E
650,000	6.985%, VAR ICE LIBOR USD 3 Month+6.860%, 04/25/30 (A)	649,922
	Pikes Peak CLO, Series 2021-4A, Class ER
1,990,000	7.040%, VAR ICE LIBOR USD 3 Month+6.610%, 07/15/34 (A)	1,967,193
	Planet Fitness Master Issuer, Series 2018-1A, Class A2II
4,643,688	4.666%, 09/05/48 (A)	4,812,114
	Prestige Auto Receivables Trust, Series 2019-1A, Class E
1,415,000	3.900%, 05/15/26 (A)	1,456,203
	Prestige Auto Receivables Trust, Series 2020-1A, Class E
2,740,000	3.670%, 02/15/28 (A)	2,836,980
	Progress Residential Trust, Series 2020-SFR3, Class F
645,000	2.796%, 10/17/27 (A)	651,638
	Progress Residential Trust, Series 2021-SFR4, Class F
1,750,000	3.407%, 05/17/38 (A)	1,770,177
	Progress Residential Trust, Series 2021-SFR2, Class F
2,450,000	3.395%, 04/19/38 (A)	2,458,620
	Progress Residential Trust, Series 2021-SFR1, Class F
360,000	2.757%, 04/17/38 (A)	356,983
	Progress Residential Trust, Series 2021-SFR3, Class F
905,000	3.436%, 05/17/26 (A)	921,413
	PRPM, Series 2020-2, Class A2
685,000	5.000%, 08/25/25 (A)	689,059
	PRPM, Series 2020-3, Class A2
640,000	5.071%, 09/25/25 (A)	644,434
	PRPM, Series 2020-4, Class A2
1,290,000	3.436%, 10/25/25 (A)	1,300,946
	PRPM, Series 2020-5, Class A2
1,695,000	5.437%, 11/25/25 (A)	1,707,266
	PRPM, Series 2021-1, Class A2
1,055,000	3.720%, 01/25/26 (A) (B)	1,058,803

5

Portfolio of Investments — as of July 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.7% (continued)
	PRPM, Series 2021-2, Class A2
$980,000	3.770%, 03/25/26 (A) (B)	$982,455
	PRPM, Series 2021-4, Class A2
555,000	3.474%, 04/25/26 (A)	557,444
	Rockford Tower CLO, Series 2017-3A, Class D
250,000	2.784%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/30 (A)	247,589
	Rockland Park CLO, Series 2021-1A, Class E
2,450,000	2.840%, 04/20/34 (A)	2,443,537
	RR, Series 2018-3A, Class CR2
250,000	2.626%, VAR ICE LIBOR USD 3 Month+2.500%, 01/15/30 (A)	246,242
	SCF Equipment Leasing, Series 2019-1A, Class E
2,524,126	5.490%, 04/20/30 (A)	2,484,525
	SCF Equipment Leasing, Series 2021-1A, Class E
755,000	3.560%, 08/20/32 (A)	755,160
	Sierra Timeshare, Series 2020-2A, Class D
626,083	6.590%, 07/20/37 (A)	662,582
	Sierra Timeshare Receivables Funding, Series 2021-1A, Class D
1,219,963	3.170%, 11/20/37 (A)	1,232,037
	S-Jets, Series 2017-1, Class A
1,116,911	3.967%, 08/15/42 (A)	1,108,486
	S-Jets, Series 2017-1, Class B
785,122	5.682%, 08/15/42 (A)	717,145
	Springleaf Funding Trust, Series 2017-AA, Class C
700,000	3.860%, 07/15/30 (A)	701,426
	Sprite, Series 2017-1, Class A
423,399	4.250%, 12/15/37 (A)	421,635
	Textainer Marine Containers VII, Series 2021-1A, Class B
720,167	2.520%, 02/20/46 (A)	720,810
	THL Credit Wind River, Series 2018-3A, Class D
280,000	3.084%, VAR ICE LIBOR USD 3 Month+2.950%, 01/20/31 (A)	278,643
	TIF Funding II, Series 2021-1A, Class B
403,725	2.540%, 02/20/46 (A)	402,733
	TRESTLES CLO II, Series 2018-2A, Class D
415,000	5.875%, VAR ICE LIBOR USD 3 Month+5.750%, 07/25/31 (A)	411,678
	Tricon American Homes Trust, Series 2017-SFR1, Class F
2,755,000	5.151%, 09/17/34 (A)	2,787,452
	Tricon American Homes Trust, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (A)	170,515
	VOLT XCIV, Series 2021-NPL3, Class A2
1,630,000	4.949%, 02/27/51 (A)	1,630,460

6

Portfolio of Investments — as of July 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.7% (continued)
	VOLT XCVI, Series 2021-NPL5, Class A2
$640,000	4.826%, 03/27/51 (A)	$641,134
	Welk Resorts, Series 2019-AA, Class D
460,308	4.030%, 06/15/38 (A)	474,872
	Willis Engine Structured Trust IV, Series 2018-A, Class A
2,250,122	4.750%, 09/15/43 (A)	2,251,119
	Willis Engine Structured Trust V, Series 2020-A, Class A
1,146,736	3.228%, 03/15/45 (A)	1,159,118

	Total Asset-Backed Securities
	(Cost $152,561,951)	152,544,801

Commercial Mortgage-Backed Obligations — 21.3%
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
991,448	3.593%, VAR ICE LIBOR USD 1 Month+3.500%, 11/15/31 (A)	854,331
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,414,176	4.593%, VAR ICE LIBOR USD 1 Month+4.500%, 11/15/31 (A)	2,041,669
	COMM Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.553%, 12/10/44 (A) (B)	1,121,728
	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.750%, 10/15/45 (A) (B)	668,337
	COMM Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.831%, 08/15/45 (A) (B)	829,765
	Credit Suisse Commercial Mortgage Securities, Series 2019-SKLZ, Class D
455,000	3.693%, VAR ICE LIBOR USD 1 Month+3.600%, 01/15/34 (A)	448,905
	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
7,625	5.859%, 09/15/40 (B)	7,594
	CSMC OA, Series 2014-USA, Class C
895,000	4.336%, 09/15/37 (A)	890,420
	CSMC OA, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	4,940,058
	CSMC Trust, Series 2021-RPL1, Class A2
1,850,000	3.937%, 09/27/60 (A)	1,857,034
	GS Mortgage Securities Trust, Series GC13, Class C
610,000	4.085%, 07/10/46 (A) (B)	573,827
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (A)	3,081,103
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
592,000	6.016%, 06/15/43 (A) (B)	474,266

7

Portfolio of Investments — as of July 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 21.3% (continued)
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
$3,000,000	5.435%, 08/15/46 (A) (B)	$2,672,593
	JPMorgan Chase Commercial Mortgage Securities Trust, Series C3, Class C
155,000	5.360%, 02/15/46 (A) (B)	143,861
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
1,340,464	6.000%, 09/25/34	1,401,954
	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1
1,170,366	3.438%, 05/25/59 (A)	1,171,522
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1
98,972	3.750%, 01/25/59 (A)	99,053
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A2
520,000	3.500%, 04/25/61 (A)	522,317
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
826,786	6.000%, 10/25/37	897,730
	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
2,930,000	5.211%, 06/15/44 (A) (B)	2,261,606
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A) (B)	1,991,533
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
143,732	5.500%, 11/25/35	149,961
	Motel 6 Trust, Series 2017-M6MZ, Class M
2,678,552	7.020%, VAR ICE LIBOR USD 1 Month+6.927%, 08/15/24 (A)	2,591,801
	MSBAM Commercial Mortgage Securities Trust, Series CKSV, Class C
215,000	4.283%, 10/15/30 (A) (B)	171,377
	MSBAM Commercial Mortgage Securities Trust, Series CKSV, Class D
400,000	4.283%, 10/15/30 (A) (B)	243,612
	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.584%, 03/11/31 (A) (B)	1,805,966
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	4.493%, VAR ICE LIBOR USD 1 Month+4.400%, 11/15/27 (A) (C) (D)	297,349
	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	3.787%, VAR ICE LIBOR USD 1 Month+3.694%, 11/15/27 (A) (C) (D)	235,380
	Starwood Retail Property Trust, Series STAR, Class A
375,160	1.563%, VAR ICE LIBOR USD 1 Month+1.470%, 11/15/27 (A)	247,606
	Towd Point Mortgage Trust, Series 2017-5, Class M2
640,000	1.589%, VAR ICE LIBOR USD 1 Month+1.500%, 02/25/57 (A)	649,805

8

Portfolio of Investments — as of July 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations – 21.3% (continued)
	Towd Point Mortgage Trust, Series 2018-4, Class A2
$1,100,000	3.000%, 06/25/58 (A) (B)	$1,171,987
	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A) (B)	531,013
	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.750%, 12/25/58 (A) (B)	949,256
	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (A)	2,407,575
	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.268%, 12/15/51 (B)	2,024,319
	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E
866,000	4.886%, 05/10/63 (A) (B)	81,404
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.057%, 06/15/49 (B)	2,794,886
	Wells Fargo Commercial Mortgage Trust, Series LC16, Class C
1,485,000	4.458%, 08/15/50	1,111,502
	Wells Fargo Commercial Mortgage Trust, Series C36, Class C
500,000	4.185%, 11/15/59 (B)	445,762
	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
3,182,123	5.425%, 03/15/44 (A) (B)	1,550,330
	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class B
360,000	4.738%, 06/15/45 (B)	337,981
	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E
3,985,000	4.803%, 06/15/45 (A) (B)	757,150
	WFRBS Commercial Mortgage Trust, Series C7, Class C
100,000	4.803%, 06/15/45 (B)	72,072
	WFRBS Commercial Mortgage Trust, Series C24, Class C
255,000	4.290%, 11/15/47 (B)	238,452
	WFRBS Commercial Mortgage Trust, Series C10, Class C
2,130,000	4.361%, 12/15/45 (B)	1,852,728
	WFRBS Commercial Mortgage Trust, Series C7, Class D
1,450,000	4.803%, 06/15/45 (A) (B)	752,077
	WFRBS Commercial Mortgage Trust, Series C4, Class E
1,680,000	4.964%, 06/15/44 (A) (B)	1,058,705

	Total Commercial Mortgage-Backed Obligations
	(Cost $61,631,792)	53,481,262

9

Portfolio of Investments — as of July 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 14.3%
	Alternative Loan Trust, Series 2004-J3, Class 1A1
$354,361	5.500%, 04/25/34	$361,990
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
952,979	6.000%, 09/25/34	990,508
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
179,608	5.750%, 01/25/35	181,693
	Alternative Loan Trust, Series 2005-J1, Class 2A1
123,325	5.500%, 02/25/25	125,302
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
507,397	5.500%, 10/25/33	525,123
	Banc of America Funding Trust, Series 2005-7, Class 3A1
700,090	5.750%, 11/25/35	762,415
	Banc of America Funding Trust, Series 2007-4, Class 5A1
151,329	5.500%, 11/25/34	151,026
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
256,002	2.586%, 08/25/34 (B)	260,439
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
836,381	2.645%, 08/25/35 (B)	775,508
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
221,808	2.595%, 09/25/34 (A) (B)	231,337
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
799,041	2.520%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.400%, 11/25/35 (A)	780,614
	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A) (B)	1,107,442
	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
243,903	5.500%, 08/25/34	250,186
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
1,602,509	6.160%, 12/25/33	1,646,910
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
439,398	0.439%, VAR ICE LIBOR USD 1 Month+0.350%, 06/25/34	420,569
	FHLMC STACR REMIC Trust, Series 2020-DNA6, Class B1
2,000,000	3.050%, VAR SOFR30A+3.000%, 12/25/50 (A)	2,016,013
	FHLMC STACR REMIC Trust, Series 2020-DNA4, Class B1
1,500,000	6.089%, VAR ICE LIBOR USD 1 Month+6.000%, 08/25/50 (A)	1,599,363
	FHLMC STACR REMIC Trust, Series 2020-DNA3, Class B1
1,000,000	5.189%, VAR ICE LIBOR USD 1 Month+5.100%, 06/25/50 (A)	1,045,700

10

Portfolio of Investments — as of July 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations – 14.3% (continued)
	FHLMC STACR REMIC Trust, Series 2021-DNA3, Class B1
$2,000,000	3.550%, VAR SOFR30A+3.500%, 10/25/33 (A)	$2,075,544
	GS Mortgage Securities Trust, Series 2011-GC5, Class D
4,942,728	5.184%, 08/10/44 (A) (B)	2,520,890
	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
46,979	2.250%, 07/25/35 (B)	46,899
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
976,959	2.954%, 10/25/34 (B)	957,007
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
1,272,778	2.986%, 08/25/35 (B)	1,166,006
	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
3,140,975	0.509%, VAR ICE LIBOR USD 1 Month+0.420%, 02/25/46	2,507,501
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
1,300,605	2.629%, 03/25/35 (B)	1,283,796
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
1,897,070	2.707%, 03/25/35 (B)	1,853,420
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
553,178	2.638%, 04/25/36 (B)	554,758
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
376,233	5.250%, 11/25/33	386,158
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
2,571,195	5.500%, 03/25/34	2,623,405
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
382,313	5.500%, 06/25/34	392,897
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
449,498	6.000%, 06/25/34	463,820
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
983,160	6.000%, 09/25/34	1,011,284
	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A) (B)	725,840
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,994,433	4.060%, 03/25/35 (B)	1,287,446
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
3,935,913	0.399%, VAR ICE LIBOR USD 1 Month+0.310%, 07/25/35	2,890,316

	Total Residential Mortgage-Backed Obligations
	(Cost $37,294,057)	35,979,125

11

Portfolio of Investments — as of July 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Other Investment — 0.4%
	ECAF I BLOCKER LTD
$900	0.000%, 03/15/40 (C) (D) (F)	$1,100,250

	Total Other Investment
	(Cost $9,000,000)	1,100,250

Shares
Short-Term Investment — 2.1%
5,221,705	Dreyfus Treasury Prime Cash Management, Institutional Class , 0.010%(E)	5,221,705

	Total Short-Term Investment
	(Cost $5,221,705)	5,221,705

	Total Investments — 98.8%
	(Cost $265,709,505)	248,327,143
	Other Assets and Liabilities, net — 1.2%	2,992,578

	Net Assets — 100.0%	$251,319,721

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2021 was $204,156,066, representing 81.2% of Net Assets of the Portfolio.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2021, was $6,740,380 and represented 2.7% of net assets.

(E)	The rate shown is the 7-day effective yield as of July 31, 2021.
(F)	There is currently no rate available.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

Ltd. — Limited

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

VAR — Variable Rate

12

Portfolio of Investments — as of July 31, 2021 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$147,437,400	$5,107,401	$152,544,801

Commercial Mortgage-Backed Obligations	—	52,948,533	532,729	53,481,262

Residential Mortgage-Backed Obligations	—	35,979,125	—	35,979,125

Other Investment	—	—	1,100,250	1,100,250

Short-Term Investment	5,221,705	—	—	5,221,705

Total Investments in Securities	$5,221,705	$236,365,058	$6,740,380	$248,327,143

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value:

	Investments in Asset-Backed Securities	Investments in Residential Mortgage-Backed Obligations	Investments in Commercial Mortgage-Backed Obligation	Investments in Other Investments	Total

Balance as of November 1, 2020	$3,264,198	$47,723	$1,639,436	$1,071,000	$6,022,357
Accrued discounts/ premiums	14,772	229	25,270	—	40,271
Realized gain/(loss)	(409,072)	190	—	—	(408,882)
Change in unrealized appreciation/ (depreciation)	3,463,777	718	(1,131,977)	29,250	2,361,768
Purchases	637,321	—	—	—	637,321
Sales	(1,863,595)	(1,960)	—	—	(1,865,555)
Net transfer into Level 3	—	—	—	—	—
Net transfer out of Level 3	—	(46,900)	—	—	(46,900)

Ending Balance as of July 31, 2021	5,107,401	—	532,729	1,100,250	6,740,380

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$2,747,692	$—	$(1,131,977)	$29,250	$1,644,965

For the period ended July 31, 2021, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. Transfers between Level 2 and Level 3 are a result of a change, in the normal course of business, between the use of valuation methods used by third party pricing services (Level 2) and the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). All transfers, if any, are recognized by the Fund at the end of each period.

For the period ended July 31, 2021, there have been no significant changes to the Fund’s fair value methodologies.

Amounts designated as “-“ are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

13